Earnings per share - Disclosure of reconciliation of basic earnings per share (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net profit attributable to owners of the parent	€ 5,473	€ 18,596	€ 16,799
Weighted average number of shares outstanding (in shares)	2,949,652	3,107,725	3,140,089
Basic earnings per share (in EUR per share)	€ 1.86	€ 5.98	€ 5.35